Business Acquisitions - Additional Information (Details) - USD ($)	Oct. 03, 2016	Apr. 18, 2016
Kit CRM Inc.
Business Acquisition [Line Items]
Percentage of company acquired		100.00%
Cash consideration		$ 8,254,000
Goodwill recognized expected to be deductible for income tax purposes		0
Kit CRM Inc. | Acquired intangibles
Business Acquisition [Line Items]
Acquired technology		$ 1,071,000
Acquired technology, amortization period		2 years
Boltmade Inc.
Business Acquisition [Line Items]
Percentage of company acquired	100.00%
Cash consideration	$ 6,015,000
Goodwill recognized expected to be deductible for income tax purposes	$ 0